CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 1,884,866	$ 427,436
Accounts receivable (net of allowance for doubtful accounts)	47,454	1,595
Prepaid Expenses	7,953	649
Total current assets	1,940,273	429,680
Property and equipment, net	457,887	452,753
Other receivables	19,765	0
Other assets, financing costs	115,000	0
Total Assets	2,532,925	882,433
Current liabilities
Accounts payable and accrued expenses	32,813	42,341
Accrued interest expense, notes payable	0	871
Convertible notes payable - current portion	5,927	5,356
Total current liabilities	38,740	48,568
Long term liabilities
Convertible notes payable (net of debt discount)	402,595	339,481
Tenant deposits	1,250	1,250
Total long term liabilities	403,845	340,731
Total Liabilities	442,585	389,299
Commitments and Contingencies	0	0
Stockholders' Equity
Preferred stock, no par value; 5,000,000 shares authorized; No shares issues & outstanding at March 31, 2014 and December 31, 2013	0	0
Common Stock, no par value; 100,000,000 shares authorized;13,438,933 shares and 15,137,200 shares issued and outstanding on March 31, 2014 and December 31, 2013, respectively	3,375,165	1,204,096
Deficit accumulated during development stage	(1,284,825)	(710,962)
Total Stockholders' Equity	2,090,340	493,134
Total Liabilities and Stockholders' Equity	$ 2,532,925	$ 882,433